INCOME AND MINING TAXES - Components of income and mining taxes expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME AND MINING TAXES
Current income and mining taxes	$ 365,721	$ 277,076
Deferred income and mining taxes:
Origination and reversal of temporary differences	52,041	168,098
Total income and mining taxes expense	$ 417,762	$ 445,174